Accounts payable and accrued expenses, and loss contingency (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Accounts Payable, Accrued Expenses, and Loss Contingency [Abstract]
Accounts payable	$ 17,080	$ 2,889
Accrues expenses	7,484	12,101
Total	$ 24,564	$ 14,990